Other assets - Additional Information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other assets [Line Items]
Other Assets - Prepaid Expenses for subscriptions and software licenses	R$ 113,167	R$ 110,116
Other assets - Prepaid media expenses	7,490	1,524
Other Assets - Other prepaid expenses	R$ 11,382	R$ 22,569